Long-Term Debt (Future Minimum Capital Lease Payments) (Details) (USD $)	Dec. 31, 2014
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Year 1	$ 1,152,000
Capital Leases, Future Minimum Payments Year 2	1,195,000
Capital Leases, Future Minimum Payments Year 3	1,239,000
Capital Leases, Future Minimum Payments Year 4	1,285,000
Capital Leases, Future Minimum Payments Year 5	1,333,000
Capital Leases, Future Minimum Payments Thereafter	4,229,000
Capital Leases, Future Minimum Payments Due	10,433,000
Capital Lease Payments, Amount Representing Interest	3,821,000
Minimum Capital Lease Obligations, net of interest	$ 6,612,000